Goodwill And Intangible Assets (Tables)	12 Months Ended
Aug. 02, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The following table shows the changes in the carrying amount of goodwill by business segment:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Total
Balance at July 28, 2013	$801	$775	$721	$2,297
Acquisition	—	140	—	140
Foreign currency translation adjustment	(7)	3	—	(4)
Balance at August 3, 2014	$794	$918	$721	$2,433
Acquisition	—	—	116	116
Foreign currency translation adjustment	(19)	(186)	—	(205)
Balance at August 2, 2015	$775	$732	$837	$2,344

Intangible Assets Disclosure [Text Block]
The following table sets forth balance sheet information for intangible assets, excluding goodwill, subject to amortization and intangible assets not subject to amortization:

Intangible Assets	2015	2014
Amortizable intangible assets
Customer relationships	$222	$178
Technology	40	40
Other	35	35
Total gross amortizable intangible assets	$297	$253
Accumulated amortization	(52)	(35)
Total net amortizable intangible assets	$245	$218
Non-amortizable intangible assets
Trademarks	960	957
Total net intangible assets	$1,205	$1,175